Shareholders' equity (Details)	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Investors Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares exercisable* | shares	172,069
Exercise price*	$ 7.5
Stock price*	$ 9.8
Expected years	5
Risk-free interest rate	3.69%
Expected volatility	98.15%
Fair value | $	$ 1,323,369
Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares exercisable* | shares	8,603
Exercise price*	$ 25
Stock price*	$ 9.8
Expected years	3
Risk-free interest rate	3.58%
Expected volatility	98.15%
Fair value | $	$ 36,568